Related Party Balances and Transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Balances and Transactions
Summary of relationship of related Parties
Name of Related Party	Relationship to the Group
Zhengyu Wang (i)	Chairman of Board of Directors
Yefang Zhang (i)	Director
Wangfeng Yan	Chief Executive Officer
Aihong Wang	A relative of Zhengyu Wang
LiShui JiuAnJu Commercial Trade Co., Ltd. (“LJC”)	A company controlled by Wangfeng Yan
Forasen Group	A company controlled by Zhengyu Wang
Zhejiang Farmmi Food Co., Ltd. (“Farmmi Food”)	A company controlled by Yefang Zhang
Zhejiang Farmmi Biotechnology Co., Ltd. (“Farmmi Biotechnology”)	A company controlled by Yefang Zhang

Schedule of balances due to related parties
	June 30,	December 31,
	2024	2023
Mr. Zhengyu Wang and his affiliates	$833,555	$756,965
Mr. Wangfeng Yan, and his affiliates	147,572	146,502
Total	$981,127	$903,467